Supplement to the
Fidelity® Select Portfolios®
Materials Sector
April 29, 2023
Prospectus

The following information replaces similar information for Chemicals Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
David Wagner (Co-Portfolio Manager) has managed the fund since 2019.
Emma Baumgartner (Co-Portfolio Manager) has managed the fund since 2023.
Effective December 31, 2023, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund. At that time, Ms. Baumgartner will assume sole portfolio manager responsibilities.
The following information replaces similar information for Gold Portfolio found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.
Steven Calhoun (Co-Portfolio Manager) has managed the fund since 2018.
Colin Anderson (Co-Portfolio Manager) has managed the fund since 2023.
It is expected that, effective on or about August 25, 2023, Mr. Calhoun will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Anderson will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Chemicals Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Emma Baumgartner is Co-Portfolio Manager of Chemicals Portfolio, which she has managed since 2023.  Since joining Fidelity Investments in 2008, Ms. Baumgartner has worked as a research analyst and portfolio manager.
David Wagner is Co-Portfolio Manager of Chemicals Portfolio, which he has managed since 2019. He also manages other funds. Since joining Fidelity Investments in 2014, Mr. Wagner has worked as an intern, research analyst, and portfolio manager.
Effective December 31, 2023, Mr. Wagner will no longer serve as Co-Portfolio Manager for the fund. At that time, Ms. Baumgartner will assume sole portfolio manager responsibilities.
The following information replaces the biographical information for Gold Portfolio found in the "Fund Management" section under the "Portfolio Manager(s)" heading.
Colin Anderson is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2023. He also manages other funds. Since joining Fidelity Investments in 2007, Mr. Anderson has worked as a research associate, research analyst, and portfolio manager.
Steven Calhoun is Co-Portfolio Manager of Gold Portfolio, which he has managed since 2018. He also manages other funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as research analyst and portfolio manager.
It is expected that, effective on or about August 25, 2023, Mr. Calhoun will no longer serve as Co-Portfolio Manager for the fund. At that time, Mr. Anderson will assume sole portfolio manager responsibilities.
SELMT-PSTK-1223-119 1.918620.119	December 12, 2023